Derivatives and Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Derivatives [Abstract]
Summary of Fair Value of Derivatives
The following table summarizes the fair value of derivatives as at December 31, 2019 and December 31, 2018:

	Year Ended December 31, 2019		Year Ended December 31, 2018
In thousands of U.S. Dollars	Assets	Liabilities	Assets	Liabilities
Derivatives held for hedging

Derivatives designated in cash flow hedges
Cross currency interest rate swaps	59,258	—	41,117	1,096
Interest rate swap	—	17,144	—	4,972
Total derivatives designated in cash flow hedges	59,258	17,144	41,117	6,068

Derivatives designated in net investment hedges
Cross currency interest rate swaps	—	78,787	1,866	—
Total derivatives designated in net investment hedge	—	78,787	1,866	—

Total derivatives held for hedging	59,258	95,931	42,983	6,068

Derivatives held for risk management and other purposes not designated in hedges
Forward contracts	—	—	—	208
Unsettled bets	—	17,628	—	16,285
Embedded Derivative	109,900	—	11,600	—
Total derivatives held for risk management and other purposes not designated in hedges	109,900	17,628	11,600	16,493

Summary of Effects of Cash flow Hedges and Net Investment Hedges
The following tables presents the effects of cash flow hedges and net investment hedges on the Corporation’s financial position and performance.

In thousands of U.S. Dollars	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness loss *	Hedging gains (losses) recognized in other comprehensive income (loss)	Amount reclassified from accumulated other comprehensive loss to net earnings **	Net change in other comprehensive income (loss)
Cash flow hedges
Interest rate risk
Floating rate debt	(12,172)	12,172	—	(12,172)	—	(12,172)
Interest rate risk and foreign exchange risk
Floating rate, foreign currency debt and other	12,060	(20,112)	(8,052)	26,622	(34,916)	(8,294)
	(112)	(7,940)	(8,052)	14,450	(34,916)	(20,466)

Net investment hedges	(153,886)	153,886	—	(153,886)	—	(153,886)
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* Hedge ineffectiveness is recorded within net financing charges on the consolidated statements of earnings (loss).
** For cash flow hedges that address interest rate risk and/or foreign currency exchange risk, the amount reclassified from accumulated other comprehensive earnings (loss) to net earnings (loss) is recorded within interest expense included in Net financing charges or foreign exchange losses included in general and administrative expenses on the consolidated statements of earnings (loss).

Summary of Reconciliation of Accumulated Other Comprehensive Income
Reconciliation of accumulated other comprehensive income (loss):

In thousands of U.S. Dollars (except as noted)	Accumulated other comprehensive loss, beginning of year	Net change in other comprehensive income (loss)	Accumulated other comprehensive loss, end of year	Accumulated other comprehensive loss on designated hedges	Accumulated other comprehensive income (loss) on de-designated hedges
Cash flow hedges *
Interest rate risk
Floating rate debt	(4,972)	(12,172)	(17,144)	(17,144)	—
Interest rate risk and foreign exchange risk
Floating rate, foreign currency debt and other	(33,081)	(8,294)	(41,375)	(40,862)	(513)
	(38,053)	(20,466)	(58,519)	(58,006)	(513)

Net investment hedges **	(17,599)	(153,886)	(171,485)	(220,635)	49,150
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* Net changes in other comprehensive income (loss) is recorded through the Cash flow hedging reserve. See note 25.
** Net changes in other comprehensive income (loss) is recorded through the Cumulative translation reserve. See note 25.